Other Assets	12 Months Ended
Dec. 31, 2020
Other Noncurrent Assets [Abstract]
Other Assets

20. OTHER ASSETS

As at December 31,	2020	2019
Intangible Assets	89	101
Equity Investments (Note 35A)	52	52
Investment in Associate (Note 8)	97	-
Net Investment in Finance Leases	52	30
Long-Term Receivables and Prepaids	11	28
Other	12	-
	313	211

In 2019, Cenovus entered into an agreement to assume a firm capacity shipper position in a pipeline transportation services agreement from a third party. The fee was recorded as an intangible asset at cost and will be amortized over the life of the contract of approximately 10 years.